Annual Total Returns [BarChart] - Harbor Mid Cap Value Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(3.76%)
2012	19.16%
2013	44.06%
2014	14.15%
2015	(5.62%)
2016	18.99%
2017	11.96%
2018	(17.68%)
2019	22.90%
2020	(3.78%)